Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000107379
Shareholder Report [Line Items]
Fund Name	WOA All Asset I
Class Name	Class I
Trading Symbol	WOAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WOA All Asset I for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pathstone.com/WOAIX . You can also request this information by contacting us at 1-855-754-7935.
Additional Information Phone Number	1-855-754-7935
Additional Information Website	www.pathstone.com/WOAIX
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$160	1.53%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,163,731
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 426,127
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,163,731
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$426,127
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.3%
Fixed Income	13.4%
Equity	84.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	54.2%
iShares 0-3 Month Treasury Bond ETF	13.4%
iShares Russell 2000 ETF	12.7%
iShares Core MSCI Europe ETF	7.2%
iShares MSCI Italy ETF	5.0%
First American Treasury Obligations Fund, Class X	2.3%
iShares MSCI Switzerland ETF	1.5%
iShares MSCI Emerging Markets ETF	1.4%
iShares MSCI France ETF	1.4%
iShares MSCI Australia ETF	1.0%